Annual Total Returns - Fidelity Series Emerging Markets Opportunities Fund [BarChart] - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity Series Emerging Markets Opportunities Fund - Fidelity Series Emerging Markets Opportunities Fund
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	21.85%
Annual Return 2011	(22.33%)
Annual Return 2012	21.79%
Annual Return 2013	3.35%
Annual Return 2014	(4.30%)
Annual Return 2015	(12.74%)
Annual Return 2016	10.95%
Annual Return 2017	40.44%
Annual Return 2018	(16.09%)
Annual Return 2019	28.85%